Tax - Tax reconciliation commentary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary Of Income Taxes [Line Items]
Applicable tax rate	19.00%	19.00%	19.25%
Average effective tax rate	34.80%	24.50%	30.80%
Goodwill impairment	$ 7,349	$ 0	$ 0
Pro Forma
Summary Of Income Taxes [Line Items]
Average effective tax rate	20.90%	20.30%
Hong Kong
Summary Of Income Taxes [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%
United States
Summary Of Income Taxes [Line Items]
Applicable tax rate	21.00%
UK
Summary Of Income Taxes [Line Items]
Applicable tax rate	19.00%